BASIS OF PRESENTATION, Basis of Consolidation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Trucking [Member]
Basis of Consolidation [Abstract]
Percentage interest acquired	95.00%	0.00%